Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2025
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 22 – RELATED PARTY BALANCES AND TRANSACTIONS

Due from related parties

As of June 30, 2025, the Company had $150,876 receivable balance from Mr. Jianying Lin, one of the major shareholders of the Company’s subsidiary Chuangying. For the year ended June 30, 2025, the Company transferred $224,839 to Mr. Lin for temporary lending and collected $73,963 from Mr. Lin.

As of June 30, 2024 and 2023, the receivable balances due from related parties were Nil and $4,295,120, respectively.

For the year ended June 30, 2024, the Company collected $4,295,120 from E-Home Group Limited, a company controlled by Mr. Wenshan Xie, one of the major shareholders and Chief Executive Officer of the Company. For the year ended June 30, 2023, the Company transferred $4,295,120 to E-Home Group Limited for temporary lending.

Due to related parties

As of June 30, 2025 and 2024, the Company had $2,409,951 and $1,817,302 payable balances to Mr. Wenshan Xie, one of the major shareholders and Chief Executive Officer of the Company, for temporary working capital needs, respectively. For the years ended June 30, 2025, 2024 and 2023, Mr. Xie made payments of $720,835, $1,509,350 and $624,385 for temporary working capital needs of the Company, respectively. For the years ended June 30, 2025, 2024 and 2023, the Company repaid $128,186, $141,055 and $270,998 to Mr. Xie, respectively.

As of June 30, 2025 and 2024, the Company had $90,000 and $90,000 payable balances to Ms. Zhaodi Zeng, the wife of Mr. Wenshan Xie, respectively. The payment was made by Ms. Zeng during the year ended June 30, 2024 for temporary working capital needs.

As of June 30, 2024, the Company had $1,247,396 payable balance to Ms. Ling Chen, a shareholder of Zhongrun, a former major subsidiary of the Company. The payment was made by Ms. Chen during the year ended June 30, 2023 for temporary working capital needs. For the year ended June 30, 2024, the Company repaid $13,365 to Mr. Chen. Upon disposal of Zhongrun in November 2024, Ms. Chen ceased to be a related party of the Company.

Shares issued to directors

On January 9, 2024, the Company granted 340,000 ordinary shares (136 shares retrospectively adjusted for effect of reverse stock splits on February 14, 2024, September 24, 2024 and May 30, 2025) to Mr. Xie as compensation under its share incentive plan, at a fair value of $213,520 (par value of $68,000 and additional paid-in capital of $145,520).

On June 3, 2023, the Company granted 1,720,000 ordinary shares (69 shares retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024, September 24, 2024 and May 30, 2025) to its directors and officers as their compensations under its share incentive plan, at a fair value of $216,548 (par value of $34,400 and additional paid-in capital of $182,148).